Deferred Government Grants - Additional Information (Detail) (Deferred government grant) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Component of Other Income, Nonoperating [Line Items]
Government grants received	$ 2,544	15,850	1,000